Jun. 30, 2016

NATIXIS FUNDS
Supplement dated June 30, 2016 to the Natixis Funds Summary Prospectuses and Statutory Prospectuses, dated April 1, 2016 and May 1, 2016 as may be revised or supplemented from time to time, for the following funds.
LOOMIS SAYLES DIVIDEND INCOME FUND
Effective July 1, 2016, Loomis, Sayles & Company, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses (exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses) to 1.10%, 1.85% and 0.85% of the Fund's average daily net assets for Class A, Class C and Class Y shares, respectively.
This undertaking is in effect through March 31, 2018.
Accordingly, the Annual Fund Operating Expenses table and the Example table within the section "Fund Fees & Expenses" are amended and restated as follows with respect to the Fund:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class Y
Management fees	0.60%	0.60%	0.60%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%
Other expenses	0.75%	0.75%	0.72%
Total annual fund operating expenses	1.60%	2.35%	1.32%
Fee waiver and/or expense reimbursement[1]	0.50%	0.50%	0.47%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.10%	1.85%	0.85%

1
Loomis, Sayles & Company, L.P. ("Loomis Sayles" or the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.10%, 1.85% and 0.85% of the Fund's average daily net assets for Class A, C and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through March 31, 2018 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, C and Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the example is based on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first 21 months and on the Total Annual Fund Operating Expenses for the remaining periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:
	1 year	3 years	5 years	10 years
Class A	$681	$969	$1,316	$2,295
Class C	$288	$648	$1,174	$2,618
Class Y	$87	$335	$643	$1,517

If shares are not redeemed:
	1 year	3 years	5 years	10 years
Class C	$188	$648	$1,174	$2,618

VAUGHAN NELSON SELECT FUND
Effective July 1, 2016, NGAM Advisors, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses (exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses) to 1.30%, 2.05% and 1.05% of the Fund's average daily net assets for Class A, Class C and Class Y shares, respectively.
This undertaking is in effect through March 31, 2018.
Accordingly, the Annual Fund Operating Expenses table and the Example table within the section "Fund Fees & Expenses" are amended and restated as follows with respect to the Fund:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class Y
Management fees	0.85%	0.85%	0.85%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%
Other expenses	0.30%	0.30%	0.30%
Acquired fund fees and expenses[1,2]	0.14%	0.14%	0.14%
Total annual fund operating expenses	1.54%	2.29%	1.29%
Fee waiver and/or expense reimbursement	0.10%	0.10%	0.10%
Total annual fund operating expenses after the fee waiver and/or expense reimbursement	1.44%	2.19%	1.19%

1
The expense information shown in the table above may differ from the expense information disclosed in the Fund's financial highlights table because the financial highlights table reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

2
NGAM Advisors, L.P. ("NGAM Advisors") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.30%, 2.05% and 1.05% of the Fund's average daily net assets for Class A, C and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, dividend expenses on securities sold short, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through March 31, 2018 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Fund's investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, C and Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the example is based on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first 21 months and on the Total Annual Fund Operating Expenses for the remaining periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:
	1 year	3 years	5 years	10 years
Class A	$713	$1,017	$1,350	$2,290
Class C	$322	$698	$1,209	$2,612
Class Y	$121	$391	$691	$1,541

If shares are not redeemed:
	1 year	3 years	5 years	10 years
Class C	$222	$698	$1,209	$2,612

SEEYONDSM MULTI-ASSET ALLOCATION FUND
Effective July 1, 2016, Natixis Asset Management U.S., LLC has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses (exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses) to 1.25%, 2.00%, and 1.00% of the Fund's average daily net assets for Class A, Class C and Class Y shares, respectively.
This undertaking is in effect through April 30, 2018.
Additionally, effective July 1, 2016, Natixis Asset Management U.S., LLC has reduced the advisory fee for the Fund.
Accordingly, the Annual Fund Operating Expenses table and the Example table within the section "Fund Fees & Expenses" are amended and restated as follows with respect to the Fund:
Annual Fund Operating Expenses[1]
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class Y
Management fees	0.80%	0.80%	0.80%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%
Other expenses	0.50%	0.48%	0.44%
Acquired fund fees and expenses[2]	0.05%	0.05%	0.05%
Total annual fund operating expenses	1.60%	2.33%	1.29%
Fee waiver and/or expense reimbursement[3]	0.25%	0.23%	0.20%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.35%	2.10%	1.09%

1
The Fund's operating expenses have been restated to reflect a reduction in management fees, effective as of July 1, 2016, as if such reduction had been in effect during the fiscal year ended December 31, 2015. The information has been restated to better reflect anticipated expenses of the Fund.

2
The expense information shown in the table differs from the expense information disclosed in the Fund's financial highlights table because the financial highlights table reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

3
Natixis Asset Management U.S., LLC ("Natixis AM US" or the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.25%, 2.00% and 1.00% of the Fund's average daily net assets for Class A, Class C and Class Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2018 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Adviser will be permitted to recover, on a class-by-class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, C and Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fee/expense was waived/reimbursed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first 22 months and on the Total Annual Fund Operating Expenses for the remaining periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:
	1 year	3 years	5 years	10 years
Class A	$705	$1,008	$1,354	$2,329
Class C	$313	$686	$1,206	$2,633
Class Y	$111	$372	$672	$1,524

If shares are not redeemed:
	1 year	3 years	5 years	10 years
Class C	$213	$686	$1,206	$2,633